Benefit Plans and Other Postretirement Benefits (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Benefits
Amounts recognized in balance sheet
Current liabilities	$ 0	$ 0
Non-current liabilities	148	107
Amounts recognized in accumulated OCI
Unrecognized loss	88	42
Prior service (credit)/cost	(2)	(2)
Other changes in plan assets and benefit obligations recognized in other comprehensive income
Net loss	46	13
Prior service cost/(credit)	0	0
Amortization for prior service cost/(credit)	0	1
Total recognized in other comprehensive loss/(gain)	46	14
Total recognized in net periodic pension cost and other comprehensive income	60	28
Significant components of NRG's domestic pension plan
Projected benefit obligation	456	404	357
Fair value of plan assets	308	297	263
Pension Benefits, Domestic
Other changes in plan assets and benefit obligations recognized in other comprehensive income
Domestic pension plan, amount that will be amortized from OCI in next fiscal year	4
Significant components of NRG's domestic pension plan
Projected benefit obligation	456	404
Accumulated benefit obligation	392	347
Fair value of plan assets	308	297
Other Postretirement Benefits
Amounts recognized in balance sheet
Current liabilities	3	2
Non-current liabilities	119	104
Amounts recognized in accumulated OCI
Unrecognized loss	11	1
Prior service (credit)/cost	(1)	0
Other changes in plan assets and benefit obligations recognized in other comprehensive income
Net loss	9	0
Prior service cost/(credit)	0	(5)
Amortization for prior service cost/(credit)	0	0
Total recognized in other comprehensive loss/(gain)	9	(5)
Total recognized in net periodic pension cost and other comprehensive income	17	3
Significant components of NRG's domestic pension plan
Projected benefit obligation	122	106	104
Fair value of plan assets	$ 0	$ 0	$ 0